Stockholders’ Equity - Schedule of Analysis of BHI and BHHI Shares of Common Stock Issued as Compensation Subsequent to the US Reorganization (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of BHI and BHHI Shares of Common Stock Issued as Compensation Subsequent to the US Reorganization [Abstract]
Nonvested Shares, Begining balance	69,782	69,782	150,308	644,972
Weighted Average Fair Value, Begining balance	$ 2.44	$ 2.44	$ 2.34	$ 1.41
Nonvested Shares, Granted
Weighted Average Fair Value, Granted
Nonvested Shares, Vested		(150,000)	(80,525)	(494,664)
Weighted Average Fair Value, Vested			$ 1.5	$ 1.22
Nonvested Shares, Forfeited
Weighted Average Fair Value, Forfeited
Nonvested Shares, Ending balance			69,782	150,308
Weighted Average Fair Value, Ending balance			$ 2.44	$ 2.34